Receivables	12 Months Ended
Dec. 31, 2011
Receivables

Note 5—Receivables

Receivables consist of the following (in thousands):

	December 31,
	2011	2010
Secured promissory note from affiliate, sale of aircraft	$6,188	$6,188
Development costs receivable from municipality	3,100	3,100
Construction management fee receivable	1,207	779
Escrow proceeds receivable	1,388	4,328
First trust deed mortgage notes receivable	310	316
Property tax refund receivable	—	1,173
Other receivables	1,539	2,615

	$13,732	$18,499